XTF Advisors Trust

Target Date Portfolios

ETF 2010 Portfolio

ETF 2015 Portfolio

ETF 2020 Portfolio

ETF 2025 Portfolio

ETF 2030 Portfolio

ETF 2040+ Portfolio

Tactical Allocation Portfolios

ETF 20 Portfolio

ETF 40 Portfolio

ETF 50 Portfolio

ETF 60 Portfolio

ETF 70 Portfolio

ETF 80 Portfolio

ETF 100 Portfolio

Supplement dated May 1, 2007

to Prospectus dated May 1, 2007

The following supersedes any contrary information contained in the Portfolios’ current Prospectus described above.

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Reference is made to the following section under “Principal Investment Strategies” located on page 2 of the Prospectus.  The pertinent information on the page is deleted and replaced with the following:

ETF 2015 Portfolio.  This Portfolio has a target date of 2015.  The Portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2015.  Currently, approximately 75% of the Portfolio’s assets are allocated to ETFs that invest in equity securities.  The Portfolio’s asset allocation will become more conservative over time.  In 2015, the Portfolio’s asset allocation target will be 50% in equity ETFs and 50% in fixed income and real estate ETFs.  In 20 years after 2015, the Portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2015 Portfolio’s current ETF target asset allocation:

International

23%

Large Cap

29%

Mid Cap

11.5%

Small Cap

11.5%

20 yr. Government

4%

5 yr. Government

7%

Corporate Bonds

3%

Real Estate

11%

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Reference is made to the following section under “Principal Investment Strategies” located on page 3 of the Prospectus.  The pertinent information on the page is deleted and replaced with the following:

ETF 2025 Portfolio.  This Portfolio has a target date of 2025.  The Portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2025.  Currently, approximately 90% of the Portfolio’s assets are allocated to ETFs that invest in equity securities.  The Portfolio’s asset allocation will become more conservative over time.  In 2025, the Portfolio’s asset allocation target will be 50% in equity ETFs and 50% in fixed income and real estate ETFs.  In 20 years after 2025, the Portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2025 Portfolio’s current ETF target asset allocation:

International

25%

Large Cap

30%

Mid Cap

18%

Small Cap

17%

20 yr. Government

2%

5 yr. Government

2%

Real Estate

6%

This Supplement and the existing Prospectus dated May 1, 2007, provides relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated May 1, 2007 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-877-645-1707.